Taxation - Summary of Reconciliation Between Group's Effective Tax Rate and Statutory Tax Rate (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		¥ 13,921	¥ 41,671	¥ 23,842
Tax computed at the statutory tax rate		3,480	10,418	5,961
Non-taxable income	[1]	(7,095)	(7,847)	(6,080)
Expenses not deductible for tax purposes	[1]	5,319	6,105	4,259
Unused tax losses		25	6	58
Tax losses utilised from previous periods		(86)	(15)	(49)
Others		342	252	108
Income tax at the effective tax rate		¥ 1,985	¥ 8,919	¥ 4,257

[1]	Non-taxable income mainly includes interest income from government bonds, and dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include brokerages, commissions, donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.